Prepayments and Other Receivables, Net - Schedule of Prepayments and Other Receivables, Net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Prepaid Expense and Other Assets [Abstract]
Deposits	¥ 41,493		¥ 35,797
Customer deposits	83,467		73,861
Account receivables	56,813		150,621
Advance to suppliers (2)	82,710		73,475
VAT recoverables	125,663		99,547
Loan to business partners	122,531	$ 17,300	9,000
Cash advanced to staff	43,556		39,130
Deferred cost (4)			87,065
Others	27,443		43,345
Less: allowance for credit losses	(16,054)		(2,358)
Less: Impairment losses on deferred cost			(70,406)
Total	¥ 567,622	$ 79,948	¥ 539,077